Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation paid		$ 7,662	$ 6,373
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense		36	$ 37
Former President | Potential Transactions
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation paid	$ 646
Compensation paid in cash	300
Compensation paid in the form of RSUs	346
Advisory consulting monthly fees	$ 14
Advisory consulting term	12 months
Cauchari-Olaroz Project | Minera Exar S.A. | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value		$ 1,943
Percentage of share of joint venture		49.00%
Minera Exar S.A. | Equity Accounting Investments
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership interest		49.00%